Barclay's Bank PLC (the Parent Company)	12 Months Ended
Dec. 31, 2017
Parent company [abstract]
Barclay's Bank PLC (the Parent Company)

The notes included in this section focuses on related party transactions, Auditors’ remuneration and directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures, entities under common directorships and Key Management Personnel.

44 Barclays PLC (the Parent Company)

Other income

Other income of £690m (2016: £334m) includes £639m (2016: £457m) of income received from gross coupon payments on Barclays Bank PLC issued AT1 securities.

Non-Current Assets and Liabilities

Investment in subsidiaries

The investment in subsidiaries of £39,354m (2016: £36,553m) predominantly represents investments made into Barclays Bank PLC, including £8,986m (2016: £6,486m) of AT1 securities. The increase of £2,801m during the year was driven by AT1 issuances of £2,500m during the period, as well as a £300m investment in Barclays Services Limited (the “Group Service Company”).

The Group Service Company was established in September 2017 as a direct subsidiary of Barclays PLC to deliver operational continuity and to drive operational efficiencies across the Group. In September 2017, Barclays transferred c.£3.8bn of assets and liabilities from Barclays Bank PLC and its subsidiaries to the Group Service Company.

Loans and advances to subsidiaries, subordinated liabilities and debt securities in issue

During the period, Barclays PLC issued $2bn of Fixed Rate Subordinated Notes, €1.5bn of Fixed Rate Subordinated Notes and SGD 0.2bn Fixed Rate Subordinated Notes included within the subordinated liabilities balance of £6,501m (2016: £3,789m), $5bn of Fixed and Floating Rate Senior Notes, £1.95bn of Fixed Rate Senior Notes and €0.5bn Fixed Rate Senior Notes included within the debt securities in issue balance of £22,110m (2016: £16,893m). The proceeds raised through these transactions were used to invest in Barclays Bank PLC in each case with a ranking corresponding to the notes issued by Barclays PLC and included within the loans and advances to subsidiaries balance of £23,970m (2016: £19,421m).

Financial investments

The financial investment assets relate to loans made to subsidiaries of the Group accounted for as AFS instruments. These include a feature that allows for the loan to be written down in whole or in part by the borrower only in the event that the liabilities of the subsidiary would otherwise exceed its assets.

Derivative financial instrument

The derivative financial instrument of £161m (2016: £268m) held by the Parent Company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.

Management of internal investments, loans and advances

Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. As we implement our structural reform programme, Barclays PLC expects to invest capital and funding in Barclays Bank PLC and other Group subsidiaries such as the Group Service Company, the US IHC and the UK ring-fenced bank. In October 2017, the Bank of England published a consultation on “Internal MREL” and following that consultation a final statement of policy is expected to be published in H1 2018. Accordingly, during the course of 2018 Barclays expects to restructure certain of its investments in subsidiaries, including to subordinate internal MREL beneath operating liabilities, to the extent required to achieve compliance with internal MREL requirements which are expected to be in effect from 1 January 2019.

Total equity

Called up share capital and share premium of Barclays PLC was £22,045m (2016: £21,842m). Other equity instruments of £8,943m (2016: £6,453m) comprises of AT1 securities. For further details please refer to Note 31 Ordinary shares, share premium and other equity.

Structural Reform

Barclays’ plans for UK ring-fencing remain on track. The relevant court processes began in November 2017 with the Sanction hearing to be held on 26 and 27 February 2018 at which the Court will be requested to sanction Barclays’ ring-fencing transfer scheme. We intend to complete the reorganisation and establish the UK ring-fenced bank in April 2018, ahead of the 1 January 2019 legislative deadline for implementation.